UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

ANNUAL REPORT

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	15
Statements of Assets and Liabilities	35
Statements of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	46
Notes to Financial Statements	56
Report of Independent Registered Public Accounting Firm	74
Supplemental Information	75
Expense Examples	81

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund and EP Emerging Markets Small Companies Fund with respect to the period November 1, 2018 through October 31, 2019.

In our 2018 Annual Report we wrote, “Despite seemingly solid momentum, we believe U.S. growth peaked in 3Q18 and expect rate hike expectations and the Dollar to move lower in 2019.” Our non-consensus view on growth and rates has proved correct. At the end of 3Q18, Wall Street analysts expected S&P 500 earnings to grow 12% in 2019 and the Federal Reserve (FED) to increase rates 75bps (FED rate to 3.25%). One year later, S&P 500 earnings are now on track to be flat year- over-year and, instead of raising rates 75bps, the FED has reduced rates 75bps (FED rate now 1.75%). Though the Dollar has been stable, the FED’s reversal (hawkish to dovish) helped lift Gold prices to a six-year high in 3Q19. For the 12-month period ending October 31, 2019, the Gold Miners Index (GDM) gained 50%.1

Heading into 2020 we expect U.S. economic growth to continue disappointing and, unless the Dollar moves appreciably lower, the Federal Reserve to continue easing. Slowing growth could further strain the U.S. budget deficit, which is already expected to exceed $1 trillion for the second year in a row. We believe the combination of monetary and fiscal easing will weigh on the Dollar, which could provide a positive tailwind for our strategies.

The Euro Pacific family of funds are all international products designed to provide our U.S. investors additional diversification outside of the U.S. Dollar.5 After facing the challenge of a stronger U.S. Dollar over the past few years, we believe this trend is reversing and shifting into our favor. We remain focused on providing our shareholders the advantage of the distinct diversification that the Euro Pacific Funds offer.

1

Overview of the Results of the Funds

EuroPac International Dividend Income Fund

The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2019, the EuroPac International Dividend Income Fund A-share returned 7.10% without the maximum sales load and 2.30% with the maximum sales load while the I-share returned 7.22%, which compares unfavorably to the S&P International Dividend Opportunities Index at 17.25%. The Fund underperformed largely due to its exposure to more relatively defensive sectors such as consumer staples and telecom stocks. At this stage in the business cycle, we believe our relatively defensive sector positioning is appropriate to maintain despite any temporary underperformance.

EuroPac International Bond Fund

The EuroPac International Bond Fund attempts to preserve capital and provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long- term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2019, the International Bond Fund A-share returned 6.07% without the maximum sales load and 1.32% with the maximum sales load, while the I-share returned 6.30%, which compared unfavorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at 9.27%. The Fund finished unfavorably versus its benchmark mainly due to its lack of exposure to the Japanese Yen – a very large percentage of the benchmark, which rallied 4.5% in the face of a stronger dollar. Looking forward, we believe the fund is well positioned as the U.S. Dollar slides, and Emerging Market currencies stand to benefit from capital flows, and stronger economic growth versus traditional major, hard currencies.

EuroPac International Value Fund

The EuroPac International Value Fund attempts to generate income and capital appreciation over a long- term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The Fund will also tend to be overweight commodities versus financials, given an outlook for a weaker US Dollar. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

2

In fiscal year 2019, the International Value Fund A-share returned 9.20% without the maximum sales load and 4.27% with the maximum sales load while the I-share returned 9.46%, which compares favorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of 5.95%. In 2019, the fund outperformed due to its overweight positioning in the materials sector and relatively defensive sector positioning overall. We believe precious metals in the materials sector remain undervalued and, we are still very optimistic on their long-term potential.

EP Emerging Markets Small Companies Fund

The EP Emerging Markets Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2019, the EP Emerging Markets Small Companies Fund returned 13.90% without the maximum sales load and 8.73% with the maximum sales load while the I-share returned 14.19%, which compares favorably to the Morgan Stanley Capital International Emerging Markets Small Cap Index’s 9.71%. The fund’s outperformance in the period was largely driven by security selection.

EuroPac Gold Fund

The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2019, the EuroPac Gold Fund returned 28.38% without the maximum sales load and 22.58% with the maximum sales load while the I-share returned 28.65%, which compared unfavorably versus the Philadelphia Gold and Silver Index at 50.4%. The Fund underperformed its benchmark during the period as gold prices weakened towards the end of the period, leaving the smaller mining stocks held widely in the fund more vulnerable in a declining commodity price environment.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA

Portfolio Manager

3

Euro Pacific Asset Management, LLC

Past performance is not a guarantee of future results. One cannot invest directly in an Index.

The views in this letter were as of December 16, 2019 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns.

Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile. Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

4

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	9.20%	-2.31%	-0.98%	04/07/10
Class I²	9.46%	-2.06%	-0.74%	07/16/13
After deducting maximum sales charge
Class A¹	4.27%	-3.20%	-1.45%	04/07/10
MSCI AC World Ex USA Value Index	5.95%	1.89%	3.01%	04/07/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

5

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.89% and 1.75%, respectively, and for Class I shares were 1.64% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

6

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	6.07%	-1.50%	-0.40%	11/15/10
Class I²	6.30%	-1.24%	-0.17%	07/16/13
After deducting maximum sales charge
Class A¹	1.32%	-2.40%	-0.91%	11/15/10
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	9.27%	1.75%	1.03%	11/15/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

7

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.51% and 1.15%, respectively, and for Class I shares were 1.26% and 0.90%, respectively, which were the amounts stated in the current prospectus dated March 1, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

8

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P International Dividend Opportunities Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	7.10%	-1.73%	3.30%	02/28/10
Class I²	7.22%	-1.49%	3.55%	02/28/10
After deducting maximum sales charge
Class A¹	2.30%	-2.64%	2.81%	02/28/10
S&P International Dividend Opportunities Index	17.25%	2.54%	3.11%	02/28/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

9

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.66% and 1.50%, respectively, and for Class I shares were 1.41% and 1.25%, respectively, which were the amounts stated in the current prospectus dated March 1, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

10

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Small Cap Index is a free float adjusted market capitalization index that is designed to measure equity market performance of small companies from emerging markets. It offers an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index in the MSCI Emerging Markets Index.

This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	13.90%	0.52%	3.56%	12/01/10
Class I²	14.19%	0.77%	3.83%	07/16/13
After deducting maximum sales charge
Class A¹	8.73%	-0.41%	3.03%	12/01/10
MSCI Emerging Markets Small Cap Index	9.71%	0.98%	0.44%	12/01/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

11

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.05% and 1.75%, respectively, and for Class I shares were 1.80% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

12

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	28.38%	9.85%	2.51%	07/19/13
Class I²	28.65%	9.89%	2.55%	11/20/18
After deducting maximum sales charge
Class A¹	22.58%	8.85%	1.76%	07/19/13
Philadelphia Gold & Silver Index	50.40%	8.96%	1.06%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

13

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.57% and 1.50%, respectively, and for Class I shares were 1.32% and 1.25%, which were the amounts stated in the current prospectus dated March 1, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

14

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 94.3%
	AUSTRALIA — 8.6%
120,000	Newcrest Mining Ltd.	$2,589,273
995,000	Telstra Corp. Ltd.	2,393,872
		4,983,145
	BRAZIL — 3.4%
450,656	Ambev S.A. - ADR	1,942,327

	CANADA — 18.7%
168,800	Barrick Gold Corp.	2,930,368
509,900	Kinross Gold Corp. *	2,473,015
33,400	Nutrien Ltd.	1,596,186
1,066,708	Yamana Gold, Inc.	3,882,817
		10,882,386
	CHINA — 3.9%
7,100	Baidu, Inc. - ADR *	723,135
38,000	Tencent Holdings Ltd. - ADR	1,539,000
		2,262,135
	DENMARK — 2.3%
23,950	Novo Nordisk A/S - ADR	1,322,519

	GERMANY — 7.0%
30,000	Bayer A.G.	2,328,128
30,000	Daimler A.G.	1,753,625
		4,081,753
	HONG KONG — 3.1%
223,500	China Mobile Ltd.	1,819,717

	NETHERLANDS — 2.9%
58,332	Royal Dutch Shell PLC - A Shares	1,693,814

	NEW ZEALAND — 0.3%
304,920	SKY Network Television Ltd.	175,949

	NORWAY — 2.2%
69,870	Equinor A.S.A.	1,292,369

	SINGAPORE — 3.5%
842,700	Singapore Telecommunications Ltd.	2,044,035

15

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 5.9%
295,100	Betsson A.B. *	$1,453,236
702,930	NetEnt A.B. *	1,987,426
		3,440,662
	SWITZERLAND — 5.2%
23,480	Novartis A.G. - ADR	2,053,091
25,500	Roche Holding A.G. - ADR	959,310
		3,012,401
	UNITED KINGDOM — 15.4%
68,314	British American Tobacco PLC - ADR	2,388,257
49,700	GlaxoSmithKline PLC - ADR	2,276,260
33,003	Unilever N.V.	1,955,098
1,123,470	Vodafone Group PLC	2,290,598
		8,910,213
	UNITED STATES — 11.9%
119,186	Newmont Goldcorp Corp.	4,735,260
26,645	Philip Morris International, Inc.	2,169,969
		6,905,229
	TOTAL COMMON STOCKS (Cost $54,880,490)	54,768,654
	SHORT-TERM INVESTMENTS — 5.5%
3,203,145	Federated Treasury Obligations Fund - Institutional Class, 1.664% [1]	3,203,145

	Total Short-Term Investments (Cost $3,203,145)	3,203,145

	TOTAL INVESTMENTS — 99.8% (Cost $58,083,635)	57,971,799
	Other Assets in Excess of Liabilities — 0.2%	91,816
	TOTAL NET ASSETS — 100.0%	$58,063,615

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	31.4%
Consumer, Non-cyclical	30.0%
Communications	18.9%
Consumer, Cyclical	5.5%
Energy	5.1%
Technology	3.4%
Total Common Stocks	94.3%
Short-Term Investments	5.5%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
COMMON STOCKS — 0.0%
UNITED STATES — 0.0%
10,431	Hycroft Mining Corp. *,1,2	$—
	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 87.5%
	ARGENTINA — 0.6%
$40,000,000	Argentine Bonos del Tesoro 18.200% , 10/3/2021	260,791

	AUSTRALIA — 9.7%
1,000,000	Coca-Cola Amatil Ltd. 4.625% , 5/21/2021	723,770
1,000,000	Newcrest Finance Pty Ltd. 5.750% , 11/15/2041[3]	1,191,839
1,000,000	Queensland Treasury Corp. 6.000% , 6/14/2021	745,696
1,500,000	5.750% , 7/22/2024	1,252,449
		3,913,754
	BRAZIL — 3.2%
4,500,000	Brazilian Government International Bond 12.500% , 1/5/2022	1,285,605

	CANADA — 4.8%
2,000,000	Canadian Government Bond 2.500% , 6/1/2024	1,590,357
350,000	Ontario Electricity Financial Corp. 8.900% , 8/18/2022	316,754
18,750	Sanjel Corp. 0.000% , 12/29/2167[1,2,4]	—
		1,907,111
	CHILE — 4.0%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500% , 3/1/2026	554,390
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000% , 3/1/2022	1,040,078
		1,594,468
	COLOMBIA — 1.1%
1,150,000,000	Colombia Government International Bond 9.850% , 6/28/2027	427,775

18

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	GERMANY — 3.9%
$14,000,000	Kreditanstalt fuer Wiederaufbau 3.300% (NIBOR 3 Month + 150 basis points), 1/25/2022[5]	$1,577,211

	LUXEMBOURG — 2.5%
14,000,000,000	European Investment Bank 7.400% , 1/24/2022	1,017,262

	MALAYSIA — 6.1%
10,000,000	Malaysia Government Bond 4.160% , 7/15/2021	2,435,099

	MEXICO — 7.8%
20,000,000	America Movil S.A.B. de C.V. 6.450% , 12/5/2022	1,012,814
40,500,000	Mexican Bonos 5.000% , 12/11/2019	2,100,046
		3,112,860
	NEW ZEALAND — 8.4%
2,000,000	Fonterra Co-operative Group Ltd. 5.520% , 2/25/2020	1,297,787
2,100,000	New Zealand Government Inflation Linked Bond 3.000% , 9/20/2030	1,879,437
240,000	New Zealand Local Government Funding Agency Bond 4.500% , 4/15/2027	183,601
		3,360,825
	PERU — 4.6%
5,400,000	Peruvian Government International Bond 5.940% , 2/12/2029	1,832,881

	PHILIPPINES — 5.9%
75,000,000	Asian Development Bank 6.200% , 10/6/2026	1,047,194
67,000,000	Philippine Government International Bond 4.950% , 1/15/2021	1,339,472
		2,386,666
	SINGAPORE — 7.4%
1,000,000	Housing & Development Board 2.420% , 7/24/2023	750,725
1,000,000	Keppel Corp. Ltd. 3.800% , 4/23/2027[6,7]	747,960

19

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
$2,000,000	Singapore Government Bond 1.750% , 4/1/2022	$1,474,752
		2,973,437
	SOUTH KOREA — 2.1%
60,000,000	Export-Import Bank of Korea 6.750% , 8/9/2022	849,361

	SWEDEN — 0.9%
3,500,000	Telia Co. A.B. 3.250% , 10/4/2077[6,8]	377,239

	UNITED STATES — 14.5%
26,000,000,000	Inter-American Development Bank 7.875% , 3/14/2023	1,934,673
35,000,000	International Bank for Reconstruction & Development 3.125% , 9/25/2020	691,654
74,000,000	International Finance Corp. 8.250%, 6/10/2021	1,073,973
56,000,000	5.850%, 11/25/2022	784,032
1,000,000	Newmont Goldcorp Corp. 6.250% , 10/1/2039	1,336,392
		5,820,724

	TOTAL FIXED INCOME SECURITIES (Cost $39,412,785)	35,133,069

Number of Shares
	SHORT-TERM INVESTMENTS — 8.2%
3,310,147	Federated Treasury Obligations Fund - Institutional Class, 1.664% [9]	3,310,147
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,310,147)	3,310,147

	TOTAL INVESTMENTS — 95.7% (Cost $44,308,162)	38,443,216

	Other Assets in Excess of Liabilities — 4.3%	1,709,769
	TOTAL NET ASSETS — 100.0%	$40,152,985

*	Non-income producing security.
[1]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

20

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,191,839, which represents 2.97% of Net Assets.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Floating rate security.
[6]	Callable.
[7]	Step rate security.
[8]	Variable rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	63.5%
Financial	6.5%
Basic Materials	6.3%
Consumer, Non-cyclical	5.0%
Communications	3.5%
Diversified	1.9%
Utilities	0.8%
Energy	0.0%
Total Fixed Income Securities	87.5%
Short-Term Investments	8.2%
Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRALIA — 4.5%
1,025,000	Telstra Corp. Ltd.	$2,466,049

	BRAZIL — 2.8%
350,651	Ambev S.A. - ADR	1,511,306

	CANADA — 11.3%
151,000	Barrick Gold Corp.	2,621,360
43,650	BCE, Inc.	2,070,649
91,047	Freehold Royalties Ltd.	447,251
275,000	Yamana Gold, Inc.	1,001,000
		6,140,260
	DENMARK — 2.3%
23,100	Novo Nordisk A/S - ADR	1,275,582

	FRANCE — 9.3%
18,700	Danone S.A.	1,550,894
130,000	Engie S.A.	2,174,158
25,650	TOTAL S.A. - ADR	1,349,960
		5,075,012
	GERMANY — 7.3%
29,370	Bayer A.G.	2,279,238
29,141	Daimler A.G.	1,703,412
		3,982,650
	HONG KONG — 3.4%
227,000	China Mobile Ltd.	1,848,213

	NETHERLANDS — 3.1%
29,380	Royal Dutch Shell PLC - Class A - ADR	1,703,159

	NEW ZEALAND — 3.9%
1,849,000	Kiwi Property Group Ltd.	1,884,920
424,922	SKY Network Television Ltd.	245,195
		2,130,115
	NORWAY — 5.6%
58,950	Equinor A.S.A. - ADR	1,091,165
104,900	Telenor A.S.A.	1,963,695
		3,054,860
	SINGAPORE — 5.2%
570,000	Singapore Telecommunications Ltd.	1,382,580

23

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
2,709,861	Starhill Global REIT - REIT	$1,473,941
		2,856,521
	SWEDEN — 5.6%
261,000	Betsson A.B. *	1,285,308
630,000	NetEnt A.B. *	1,781,228
		3,066,536
	SWITZERLAND — 7.0%
20,696	Novartis A.G. - ADR	1,809,658
53,331	Roche Holding A.G. - ADR	2,006,312
		3,815,970
	UNITED KINGDOM — 14.8%
67,800	British American Tobacco PLC - ADR	2,370,288
41,240	GlaxoSmithKline PLC - ADR	1,888,792
27,650	Unilever N.V.	1,637,986
1,054,109	Vodafone Group PLC	2,149,181
		8,046,247
	UNITED STATES — 10.9%
101,150	Newmont Goldcorp Corp.	4,018,689
23,700	Philip Morris International, Inc.	1,930,128
		5,948,817
	TOTAL COMMON STOCKS (Cost $57,605,967)	52,921,297
	SHORT-TERM INVESTMENTS — 2.7%
1,484,244	Federated Treasury Obligations Fund - Institutional Class, 1.664% [1]	1,484,244
	Total Short-Term Investments (Cost $1,484,244)	1,484,244

	TOTAL INVESTMENTS — 99.7% (Cost $59,090,211)	54,405,541

	Other Assets in Excess of Liabilities — 0.3%	154,588
	TOTAL NET ASSETS — 100.0%	$54,560,129

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

24

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	33.5%
Communications	22.2%
Basic Materials	14.0%
Energy	8.4%
Financial	6.1%
Consumer, Cyclical	5.5%
Utilities	4.0%
Technology	3.3%
Total Common Stocks	97.0%
Short-Term Investments	2.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

25

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 96.0%
	BANGLADESH — 1.6%
1,603,015	BRAC Bank Ltd. *	$956,854

	BRAZIL — 6.5%
15,200	Arco Platform Ltd. *	630,800
173,200	Banco Inter S.A. [1]	740,219
200,545	Instituto Hermes Pardini S.A.	1,162,616
90,620	Mahle-Metal Leve S.A.	554,724
179,230	Odontoprev S.A.	660,968
		3,749,327
	CHINA — 15.0%
1,451,485	AK Medical Holdings Ltd. [1]	1,651,203
31,240	Amoy Diagnostics Co., Ltd. - Class A	319,095
2,700,000	China Forestry Holdings Co., Ltd. *,2,3	—
311,330	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,027,437
570,720	Haitian International Holdings Ltd.	1,346,727
3,903,515	Lifetech Scientific Corp. *	661,246
800,490	Nexteer Automotive Group Ltd.	746,072
316,430	Precision Tsugami China Corp. Ltd.	304,073
275,435	Vitasoy International Holdings Ltd.	1,119,997
1,213,330	Weimob, Inc. *,1	544,311
756,895	Xiabuxiabu Catering Management China Holdings Co., Ltd. *,1	1,009,647
		8,729,808
	INDIA — 19.8%
53,985	Aavas Financiers Ltd. *	1,211,391
35,900	AIA Engineering Ltd.	877,270
83,652	Caplin Point Laboratories Ltd.	505,968
536,000	Castrol India Ltd.	1,149,778
491,800	City Union Bank Ltd.	1,469,254
45,500	Jubilant Foodworks Ltd.	1,025,627
328,900	Jyothy Labs Ltd.	810,953
32,300	Metropolis Healthcare Ltd. *,1	657,923
62,200	Mphasis Ltd.	833,308
36,500	Sundaram Finance Ltd.	828,113
113,300	Sundram Fasteners Ltd.	781,516
284,496	Syngene International Ltd. [1]	1,329,248
		11,480,349
	INDONESIA — 3.6%
10,752,795	Ace Hardware Indonesia Tbk P.T.	1,294,131

26

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
2,989,275	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T. *	$817,521
		2,111,652
	MALAYSIA — 1.1%
353,500	ViTrox Corp. Bhd	653,533

	MEXICO — 5.7%
753,100	Banco del Bajio S.A. [1]	1,213,244
133,175	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	923,325
225,695	Regional S.A.B. de C.V.	1,198,842
		3,335,411
	PHILIPPINES — 4.1%
5,089,090	D&L Industries, Inc.	855,453
197,500	Universal Robina Corp.	586,737
2,829,015	Wilcon Depot, Inc.	919,718
		2,361,908
	POLAND — 2.9%
43,614	Dino Polska S.A. *,1	1,699,615

	SOUTH AFRICA — 3.4%
81,200	Clicks Group Ltd.	1,319,978
412,300	Dis-Chem Pharmacies Ltd. [1]	651,582
		1,971,560
	SOUTH KOREA — 11.2%
18,049	Cafe24 Corp. *	944,353
11,425	Kakao Corp.	1,386,450
21,200	Koh Young Technology, Inc.	1,714,434
12,170	LEENO Industrial, Inc.	554,985
9,000	SK Materials Co., Ltd.	1,412,795
10,100	Tokai Carbon Korea Co., Ltd.	462,991
		6,476,008
	SPAIN — 2.3%
107,520	AmRest Holdings S.E. *	1,331,090

	SWEDEN — 1.4%
52,500	Vitrolife A.B.	819,134

	TAIWAN — 10.7%
19,490	ASPEED Technology, Inc.	509,317
196,775	Chroma ATE, Inc.	978,386

27

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
60,740	eMemory Technology, Inc.	$670,332
108,258	Hiwin Technologies Corp.	928,707
46,015	Parade Technologies Ltd.	889,104
101,319	Voltronic Power Technology Corp.	2,242,805
		6,218,651
	THAILAND — 4.0%
1,043,430	Mega Lifesciences PCL	994,574
872,730	TOA Paint Thailand PCL	1,299,901
		2,294,475
	VIETNAM — 2.7%
289,298	Mobile World Investment Corp.	1,551,166

	TOTAL COMMON STOCKS (Cost $50,413,192)	55,740,541
	SHORT-TERM INVESTMENTS — 3.9%
2,274,833	Federated Treasury Obligations Fund - Institutional Class, 1.664% [4]	2,274,833
	Total Short-Term Investments (Cost $2,274,833)	2,274,833

	TOTAL INVESTMENTS — 99.9% (Cost $52,688,025)	58,015,374

	Other Assets in Excess of Liabilities — 0.1%	34,709
	TOTAL NET ASSETS — 100.0%	$58,050,083

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,496,992, which represents 16.36% of Net Assets.
[2]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

28

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.5%
Industrial	20.5%
Consumer, Cyclical	19.3%
Financial	15.7%
Technology	6.9%
Communications	4.9%
Basic Materials	4.2%
Total Common Stocks	96.0%
Short-Term Investments	3.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

29

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 98.1%
	GOLD MINING — 43.7%
101,540	Agnico Eagle Mines Ltd.	$6,241,664
1,524,600	B2Gold Corp.*	5,351,346
150,000	B2Gold Corp.*1	527,295
321,692	Barrick Gold Corp.	5,584,573
200,000	Centamin PLC[1]	300,648
115,000	Cia de Minas Buenaventura S.A.A. - ADR	1,764,100
270,000	Equinox Gold Corp.*1	1,750,664
1,049,000	Gold Fields Ltd. - ADR	6,482,820
270,000	Kinross Gold Corp.*	1,309,500
101,000	Newmont Goldcorp Corp.	4,012,730
1,390,000	OceanaGold Corp.[1]	3,334,902
30,000	Polymetal International PLC[1]	491,580
10,000	Polyus PJSC - GDR[1]	588,500
2,816,100	Premier Gold Mines Ltd.*1	4,832,121
433,887	Pretium Resources, Inc.*	4,390,936
40,000	Pretium Resources, Inc.*1	403,007
100,000	Yamana Gold, Inc.	364,000
900,000	Zijin Mining Group Co., Ltd. - Class H1	311,256
		48,041,642
	ROYALTY COMPANIES — 29.3%
334,223	Elemental Royalties*1,2,3	1,253,336
994,696	EMX Royalty Corp.*	1,352,788
80,096	Franco-Nevada Corp.	7,766,909
107,500	Lara Exploration Ltd.*1	43,258
5,285,400	Metalla Royalty & Streaming Ltd.[1]	5,778,586
900,000	Metalla Royalty & Streaming Ltd.*1,2,3	983,980
267,400	Osisko Gold Royalties Ltd.	2,631,216
323,120	Osisko Gold Royalties Ltd.[1]	3,179,436
56,200	Royal Gold, Inc.	6,487,728
69,000	Wheaton Precious Metals Corp.	1,936,830
25,000	Wheaton Precious Metals Corp.[1]	700,782
		32,114,849
	PRECIOUS METALS DEVELOPMENTAL — 2.3%
3,832,803	Almaden Minerals Ltd. - Class B*	1,874,624
1,098,017	Almaden Minerals Ltd. - Class B*1	533,544
215,500	Almaden Minerals Ltd. - Class B*1,2,3	104,715
		2,512,883
	PRECIOUS METALS EXPLORATION — 14.2%
1,611,182	Almadex Minerals Ltd.*1	305,820
6,680,000	Altus Strategies PLC*1,2,3	329,664
50,000	Aurion Resources Ltd.*1	64,915
571,428	Aurion Resources Ltd.*1,2,3	741,889
1,711,182	Azucar Minerals Ltd.*1	240,353

30

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
4,716,651	Evrim Resources Corp.*1,4	$1,092,231
750,000	Evrim Resources Corp.*1,2,3,4	173,677
505,500	Harfang Exploration, Inc.*1	91,152
906,000	Irving Resources, Inc.*1	1,582,112
600,000	Irving Resources, Inc.*1,2,3	1,047,756
2,585,000	Magna Gold Corp.*1,2,3,4	549,541
8,742,000	Medgold Resources Corp.*1,4	464,612
736,000	Medgold Resources Corp.*1,2,3,4	39,116
5,375,400	Midland Exploration, Inc.*1,4	3,428,241
899,685	Mirasol Resources Ltd.*1	368,863
50,000	O3 Mining, Inc.*1	94,906
128,900	O3 Mining, Inc.*1,2,3	244,666
5,016,400	Revelo Resources Corp.*1	38,087
920,000	Revival Gold, Inc.*1,2,3	363,222
2,800,000	Riverside Resources, Inc.*1,2,3	297,623
10,000	Seabridge Gold, Inc.*	128,700
5,118,424	Vista Gold Corp.*4	3,890,002
8,200	Vista Gold Corp.*1,4	6,226
		15,583,374
	SILVER: EXPLORATION AND MINING — 8.0%
1,700,997	Fortuna Silver Mines, Inc.*	5,426,180
1,416,000	Golden Arrow Resources Corp.*1	129,011
191,500	Pan American Silver Corp.	3,265,075
		8,820,266
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
20,000	Solaris Copper, Inc.*1,2,3	3,796

	GOLD EXPLORATION — 0.6%
700,000	Adriatic Metals PLC*1	545,292
350,000	Lumina Gold Corp.*1	132,868
		678,160
	TOTAL COMMON STOCKS (Cost $84,619,465)	107,754,970
	EXCHANGE-TRADED FUNDS — 1.2%
20,000	VanEck Vectors Gold Miners ETF	563,000
20,000	VanEck Vectors Junior Gold Miners ETF	784,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,442,840)	1,347,200
	WARRANTS — 0.2%
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: April 16, 2021*1,2,3	—

31

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020*1,2,3	$—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,2,3	—
		—
	PRECIOUS METALS EXPLORATION — 0.1%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,2,3	—
10,074	Callinex Mines, Inc., Expiration Date: November 22, 2019*1,2,3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1,2,3	—
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020*1,2,3	108,648
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020*1,2,3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1,2,3	—
128,900	O3 Mining Corp., Expiration Date: March 27, 2022*1,2,3	—
4,970,000	Outcrop Gold Corp., Expiration Date: June 23, 2021*1,2,3	—
460,000	Revival Gold, Inc., Expiration Date: April 4, 2022*1,2,3	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021*1,2,3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1,2,3	—
		108,648
	ROYALTY COMPANIES — 0.1%
450,000	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020*1,2,3	93,956
	TOTAL WARRANTS (Cost $0)	202,604
	SHORT-TERM INVESTMENTS — 2.5%
2,745,404	Federated Treasury Obligations Fund - Institutional Class, 1.66%[5]	2,745,404
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,745,404)	2,745,404

	TOTAL INVESTMENTS — 102.0% (Cost $88,807,709)	112,050,178

	Liabilities in Excess of Other Assets — (2.0)%	(2,190,130)
	TOTAL NET ASSETS — 100.0%	$109,860,048

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

32

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid security. The total illiquid securities represent 5.77% of Net Assets. The total value of these securities is $6,335,585.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.77% of Net Assets. The total value of these securities is $6,335,585.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

33

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	43.7%
Royalty Companies	29.3%
Precious Metals Exploration	14.2%
Silver: Exploration and Mining	8.0%
Precious Metals Developmental	2.3%
Gold Exploration	0.6%
Diversified Exploration and Mining	0.0%
Total Common Stocks	98.1%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.5%
Warrants	0.2%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

34

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2019

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$58,083,635	$44,308,162	$59,090,211
Investments in affiliated issuers, at cost	-	-	-
Foreign currency, at cost	-	601,366	51,123
Investments in unaffiliated issuers, at value	$57,971,799	$38,443,216	$54,405,541
Investments in affiliated issuers, at value	-	-	-
Foreign currency, at value	-	590,650	52,582
Receivables:
Investment securities sold	-	-	-
Fund shares sold	37,298	582,500	44,562
Dividends and interest	190,067	605,826	174,310
Prepaid expenses	8,688	14,212	13,806
Total assets	58,207,852	40,236,404	54,690,801

Liabilities:
Segregated cash due to Broker	-	-	-
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	13,341	5,887	17,411
Advisory fees	51,043	9,644	35,158
Distribution fees (Note 8)	11,000	7,443	11,166
Shareholder servicing fees (Note 7)	7,881	5,984	7,118
Auditing fees	15,193	15,194	15,223
Fund administration fees	14,790	12,679	13,952
Transfer agent fees and expenses	10,008	7,423	9,447
Custody fees	4,227	3,438	4,122
Trustees' deferred compensation (Note 3)	3,094	3,048	3,095
Chief Compliance Officer fees	1,748	1,563	1,349
Trustees' fees and expenses	188	885	461
Accrued other expenses	11,724	10,231	12,170
Total liabilities	144,237	83,419	130,672

Net Assets	$58,063,615	$40,152,985	$54,560,129

See accompanying Notes to Financial Statements.

35

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of October 31, 2019

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$78,889,635	$48,399,382	$70,636,663
Total distributable earnings (accumulated deficit)	(20,826,020)	(8,246,397)	(16,076,534)
Net Assets	$58,063,615	$40,152,985	$54,560,129

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$57,383,146	$38,621,194	$53,451,680
Shares of beneficial interest issued and outstanding	7,859,086	4,552,157	6,845,787
Redemption price per share	$7.30	$8.48	$7.81
Maximum sales charge (4.50% of offering price)*	0.34	0.40	0.37
Maximum public offering price to public	$7.64	$8.88	$8.18

Class I Shares:
Net assets applicable to shares outstanding	$680,469	$1,531,791	$1,108,449
Shares of beneficial interest issued and outstanding	93,072	178,429	141,848
Offering and redemption price per share	$7.31	$8.58	$7.81

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

36

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of October 31, 2019

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$52,688,025	$79,401,808
Investments in affiliated issuers, at cost	-	9,405,901
Warrants, at cost	-	-
Foreign currency, at cost	74,954	165,784
Investments in unaffiliated issuers, at value	$58,015,374	$102,203,928
Investments in affiliated issuers, at value	-	9,643,646
Warrants, at value	-	202,604
Foreign currency, at value	74,925	166,017
Receivables:

Investment securities sold	213,158	83,207
Fund shares sold	38,603	90,114
Dividends and interest	1,803	22,381
Prepaid expenses	16,427	15,458
Total assets	58,360,290	112,427,355

Liabilities:
Segregated cash due to Broker	-	2,350,180
Payables:
Investment securities purchased	150,580	-
Fund shares redeemed	9,518	47,801
Advisory fees	42,443	73,752
Distribution fees (Note 8)	10,930	21,406
Shareholder servicing fees (Note 7)	5,357	8,664
Auditing fees	15,194	15,166
Fund administration fees	19,736	16,104
Transfer agent fees and expenses	10,070	11,326
Custody fees	25,342	3,912
Trustees' deferred compensation (Note 3)	3,419	3,435
Chief Compliance Officer fees	2,457	2,392
Trustees' fees and expenses	580	433
Accrued other expenses	14,581	12,736
Total liabilities	310,207	2,567,307

Net Assets	$58,050,083	$109,860,048

See accompanying Notes to Financial Statements.

37

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of October 31, 2019

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$55,957,881	$105,519,670
Total distributable earnings (accumulated deficit)	2,092,202	4,340,378
Net Assets	$58,050,083	$109,860,048

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$57,051,279	$102,004,303
Shares of beneficial interest issued and outstanding	5,200,345	10,739,463
Redemption price per share	$10.97	$9.50
Maximum sales charge (4.50% of offering price)*	0.52	0.45
Maximum public offering price to public	$11.49	$9.95

Class I Shares:
Net assets applicable to shares outstanding	$998,804	$7,855,745
Shares of beneficial interest issued and outstanding	89,375	824,802
Offering and redemption price per share	$11.18	$9.52

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

38

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2019

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $215,629, $0 and $298,106, respectively)	$1,699,150	$-	$2,106,499
Dividend income from affiliated issuers	-	-	-
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $15,145 and $0, respectively)	65,688	1,848,151	47,772
Total investment income	1,764,838	1,848,151	2,154,271

Expenses:
Advisory fees	607,235	234,218	468,691
Distribution fees (Note 8)	139,097	95,386	135,352
Fund administration fees	88,750	73,640	88,519
Transfer agent fees and expenses	51,256	40,961	50,332
Shareholder servicing fees (Note 7)	49,854	34,620	48,918
Registration fees	34,164	35,879	36,085
Auditing fees	17,909	17,909	17,962
Custody fees	16,393	15,885	18,185
Shareholder reporting fees	14,097	9,160	12,068
Legal fees	11,227	8,844	11,135
Trustees' fees and expenses	7,969	7,968	7,971
Miscellaneous	5,966	5,795	6,014
Chief Compliance Officer fees	5,124	5,062	5,125
Insurance fees	1,483	1,454	1,590

Total expenses	1,050,524	586,781	907,947
Advisory fees waived	(68,048)	(140,069)	(83,342)
Net expenses	982,476	446,712	824,605
Net investment income (loss)	782,362	1,401,439	1,329,666

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(647,660)	(1,788,258)	1,595,311
Investments in affiliated issuers	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(2,595)	24,483	(5,333)
Net realized gain (loss)	(650,255)	(1,763,775)	1,589,978
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	4,794,068	2,615,492	835,155
Investments in affiliated issuers	-	-	-
Foreign currency translations	(464)	7,229	1,661
Net change in unrealized appreciation/depreciation	4,793,604	2,622,721	836,816
Net realized and unrealized gain	4,143,349	858,946	2,426,794

Net Increase in Net Assets from Operations	$4,925,711	$2,260,385	$3,756,460

See accompanying Notes to Financial Statements.

39

STATEMENT OF OPERATIONS - Continued

For the Year Ended October 31, 2019

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $79,242 and $64,021, respectively)	$803,304	$577,126
Dividend income from affiliated issuers	-	65,439
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	21,781	27,422
Total investment income	825,085	669,987

Expenses:
Advisory fees	613,729	683,403
Distribution fees (Note 8)	139,997	209,406
Fund administration fees	107,638	121,287
Transfer agent fees and expenses	53,655	57,848
Shareholder servicing fees (Note 7)	45,454	73,571
Registration fees	37,042	44,381
Auditing fees	17,966	17,922
Custody fees	98,775	16,878
Shareholder reporting fees	16,140	20,709
Legal fees	12,064	18,768
Trustees' fees and expenses	9,235	9,275
Miscellaneous	5,277	8,878
Chief Compliance Officer fees	16,121	15,121
Insurance fees	1,508	1,590

Total expenses	1,174,601	1,299,037
Advisory fees waived	(182,205)	(21,817)
Net expenses	992,396	1,277,220
Net investment income (loss)	(167,311)	(607,233)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,123,768	(518,487)
Investments in affiliated issuers	-	5,132
Written options contracts	-	105,388
Foreign currency transactions	(20,131)	(5,995)
Net realized gain (loss)	1,103,637	(413,962)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	6,343,319	23,014,489
Investments in affiliated issuers	-	(2,360,547)
Warrants	-	(352,811)
Foreign currency translations	(263)	372
Net change in unrealized appreciation/depreciation	6,343,056	20,301,503
Net realized and unrealized gain	7,446,693	19,887,541

Net Increase in Net Assets from Operations	$7,279,382	$19,280,308

See accompanying Notes to Financial Statements.

40

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$782,362	$1,003,546
Net realized loss on investments and foreign currency transactions	(650,255)	(3,058,195)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,793,604	(4,359,621)
Net increase (decrease) in net assets resulting from operations	4,925,711	(6,414,270)

Distributions to Shareholders:
Distributions:
Class A	(708,226)	(1,002,656)
Class I	(9,175)	(15,955)
Total	(717,401)	(1,018,611)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,442,449	8,630,872
Class I	325,742	341,725
Reinvestment of distributions:
Class A	458,616	646,806
Class I	9,175	15,955
Cost of shares redeemed:
Class A1	(8,467,343)	(12,979,958)
Class I2	(58,931)	(577,851)
Net decrease in net assets from capital transactions	(290,292)	(3,922,451)

Total increase (decrease) in net assets	3,918,018	(11,355,332)

Net Assets:
Beginning of period	54,145,597	65,500,929
End of period	$58,063,615	$54,145,597
Capital Share Transactions:
Shares sold:
Class A	1,063,229	1,140,789
Class I	46,506	45,017
Shares reinvested:
Class A	64,795	90,090
Class I	1,295	2,233
Shares redeemed:
Class A	(1,208,725)	(1,761,980)
Class I	(8,529)	(84,698)
Net decrease in capital share transactions	(41,429)	(568,549)

[1]	Net of redemption fees of $165 and $494, respectively.
[2]	Net of redemption fees of $0 and $3, respectively.

See accompanying Notes to Financial Statements.

41

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,401,439	$1,233,004
Net realized loss on investments and foreign currency transactions	(1,763,775)	(520,165)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,622,721	(2,226,638)
Net increase (decrease) in net assets resulting from operations	2,260,385	(1,513,799)

Distributions to Shareholders:
Distributions:
Class A	(535,310)	-
Class I	(6,349)	-
Total	(541,659)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	5,324,851	4,423,956
Class I	1,181,289	210,791
Reinvestment of distributions:
Class A	347,415	-
Class I	6,349	-
Cost of shares redeemed:
Class A1	(5,986,535)	(8,879,030)
Class I	(65,056)	(565,808)
Net increase (decrease) in net assets from capital transactions	808,313	(4,810,091)

Total increase (decrease) in net assets	2,527,039	(6,323,890)

Net Assets:
Beginning of period	37,625,946	43,949,836
End of period	$40,152,985	$37,625,946
Capital Share Transactions:
Shares sold:
Class A	635,768	515,809
Class I	139,889	24,344
Shares reinvested:
Class A	42,622	-
Class I	771	-
Shares redeemed:
Class A	(717,482)	(1,048,865)
Class I	(7,675)	(68,422)
Net increase (decrease) in capital share transactions	93,893	(577,134)

[1]	Net of redemption fees of $4 and $305, respectively.

See accompanying Notes to Financial Statements.

42

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,329,666	$1,659,637
Net realized gain (loss) on investments and foreign currency transactions	1,589,978	(3,422,834)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	836,816	(3,217,188)
Net increase (decrease) in net assets resulting from operations	3,756,460	(4,980,385)

Distributions to Shareholders:
Distributions:
Class A	(1,309,284)	(1,581,865)
Class I	(26,344)	(56,541)
Total	(1,335,628)	(1,638,406)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,368,438	8,858,988
Class I	456,926	205,846
Reinvestment of distributions:
Class A	789,960	887,185
Class I	25,714	55,985
Cost of shares redeemed:
Class A1	(9,249,157)	(13,425,458)
Class I	(100,079)	(1,639,231)
Net decrease in net assets from capital transactions	(1,708,198)	(5,056,685)

Total increase (decrease) in net assets	712,634	(11,675,476)

Net Assets:
Beginning of period	53,847,495	65,522,971
End of period	$54,560,129	$53,847,495
Capital Share Transactions:
Shares sold:
Class A	829,576	1,082,082
Class I	59,742	25,714
Shares reinvested:
Class A	101,915	114,305
Class I	3,315	7,160
Shares redeemed:
Class A	(1,202,784)	(1,692,626)
Class I	(13,035)	(218,759)
Net decrease in capital share transactions	(221,271)	(682,124)

[1]	Net of redemption fees of $466 and $126, respectively.

See accompanying Notes to Financial Statements.

43

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(167,311)	$(185,997)
Net realized gain on investments and foreign currency transactions	1,103,637	6,630,304
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,343,056	(18,999,115)
Net increase from payments by affiliates (Note 3)	-	27,336 [1]
Net increase (decrease) in net assets resulting from operations	7,279,382	(12,527,472)

Distributions to Shareholders:
Distributions:
Class A	(5,634,411)	(3,073,331)
Class I	(67,935)	(24,668)
Total	(5,702,346)	(3,097,999)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,515,448	11,503,756
Class I	323,512	230,445
Reinvestment of distributions:
Class A	3,551,490	1,942,493
Class I	49,523	14,874
Cost of shares redeemed:
Class A2	(10,237,723)	(14,059,805)
Class I	(4,821)	(63,634)
Net increase (decrease) in net assets from capital transactions	1,197,429	(431,871)

Total increase (decrease) in net assets	2,774,465	(16,057,342)

Net Assets:
Beginning of period	55,275,618	71,332,960
End of period	$58,050,083	$55,275,618
Capital Share Transactions:
Shares sold:
Class A	718,896	849,242
Class I	30,643	16,922
Shares reinvested:
Class A	364,255	141,478
Class I	4,997	1,070
Shares redeemed:
Class A	(982,315)	(1,085,388)
Class I	(475)	(4,771)
Net increase (decrease) in capital share transactions	136,001	(81,447)

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $345 and $6,431, respectively.

See accompanying Notes to Financial Statements.

44

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(607,233)	$(622,528)
Net realized loss on investments and foreign currency transactions	(413,962)	(5,509,713)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	20,301,503	(5,132,991)
Net increase (decrease) in net assets resulting from operations	19,280,308	(11,265,232)

Distributions to Shareholders:
Distributions:
Class A	-	(1,913,546)
Total	-	(1,913,546)

Capital Transactions:
Net proceeds from shares sold:
Class A	33,820,991	16,254,339
Class I2	7,865,270	-
Reinvestment of distributions:
Class A	-	980,725
Cost of shares redeemed:
Class A1	(17,937,681)	(12,176,571)
Class I2	(55,016)	-
Net increase in net assets from capital transactions	23,693,564	5,058,493

Total increase (decrease) in net assets	42,973,872	(8,120,285)

Net Assets:
Beginning of period	66,886,176	75,006,461
End of period	$109,860,048	$66,886,176
Capital Share Transactions:
Shares sold:
Class A	3,890,318	1,926,050
Class I2	830,796	-
Shares reinvested:
Class A	-	114,170
Shares redeemed:
Class A	(2,187,359)	(1,459,973)
Class I2	(5,994)	-
Net increase in capital share transactions	2,527,761	580,247

1	Net of redemption fees of $9,783 and $8,171, respectively.
[2]	Class I commenced operations on November 20, 2018.

See accompanying Notes to Financial Statements.

45

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.77	$7.65	$7.34	$6.51	$9.35
Income from Investment Operations:
Net investment income[1]	0.10	0.12	0.09	0.05	0.13
Net realized and unrealized gain (loss)	0.52	(0.88)	0.32	0.88	(2.38)
Total from investment operations	0.62	(0.76)	0.41	0.93	(2.25)

Less Distributions:
From net investment income	(0.09)	(0.12)	(0.09)	(0.10)	(0.12)
From net realized gain	-	-	-	-	(0.47)
From return of capital	-	-	(0.01)	-	-
Total distributions	(0.09)	(0.12)	(0.10)	(0.10)	(0.59)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.30	$6.77	$7.65	$7.34	$6.51

Total return[3]	9.20%	(10.00)%	5.66%	14.53%	(25.18)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,383	$53,781	$64,802	$59,684	$44,882

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%	1.89%	1.92%[4]	1.97%	2.00%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%[4]	1.75%	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.27%	1.47%	1.02%[5]	0.47%	1.42%
After fees waived and expenses absorbed	1.39%	1.61%	1.19%[5]	0.69%	1.67%

Portfolio turnover rate	15%	23%	10%	40%	41%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

46

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.78	$7.66	$7.34	$6.51	$9.35
Income from Investment Operations:
Net investment income[1]	0.12	0.14	0.11	0.07	0.14
Net realized and unrealized gain (loss)	0.52	(0.88)	0.33	0.87	(2.37)
Total from investment operations	0.64	(0.74)	0.44	0.94	(2.23)

Less Distributions:
From net investment income	(0.11)	(0.14)	(0.11)	(0.11)	(0.14)
From net realized gain	-	-	-	-	(0.47)
From return of capital	-	-	(0.01)	-	-
Total distributions	(0.11)	(0.14)	(0.12)	(0.11)	(0.61)

Redemption fee proceeds[1]	-	- [2]	-	- [2]	-
Net asset value, end of period	$7.31	$6.78	$7.66	$7.34	$6.51

Total return[3]	9.46%	(9.75)%	6.03%	14.73%	(25.02)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$680	$365	$699	$527	$86

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%	1.64%	1.67%[4]	1.72%	1.75%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[4]	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.52%	1.72%	1.27%[5]	0.72%	1.67%
After fees waived and expenses absorbed	1.64%	1.86%	1.44%[5]	0.94%	1.92%

Portfolio turnover rate	15%	23%	10%	40%	41%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

47

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.11	$8.43	$8.19	$7.93	$9.49
Income from Investment Operations:
Net investment income[1]	0.30	0.24	0.21	0.18	0.24
Net realized and unrealized gain (loss)	0.19	(0.56)	0.03	0.12	(1.65)
Total from investment operations	0.49	(0.32)	0.24	0.30	(1.41)

Less Distributions:
From net investment income	(0.12)	-	-	(0.04)	(0.15)
Total distributions	(0.12)	-	-	(0.04)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$8.48	$8.11	$8.43	$8.19	$7.93

Total return[3]	6.07%	(3.80)%	2.93%	3.83%	(14.96)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,621	$37,254	$43,190	$45,875	$46,612

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%	1.51%	1.55%	1.57%	1.48%
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.22%	2.52%	2.18%	1.88%	2.50%
After fees waived and expenses absorbed	3.58%	2.88%	2.58%	2.30%	2.83%

Portfolio turnover rate	26%	20%	22%	26%	4%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

48

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.19	$8.49	$8.24	$7.96	$9.51
Income from Investment Operations:
Net investment income[1]	0.33	0.27	0.24	0.21	0.26
Net realized and unrealized gain (loss)	0.18	(0.57)	0.01	0.12	(1.64)
Total from investment operations	0.51	(0.30)	0.25	0.33	(1.38)

Less Distributions:
From net investment income	(0.12)	-	-	(0.05)	(0.17)
Total distributions	(0.12)	-	-	(0.05)	(0.17)
Net asset value, end of period	$8.58	$8.19	$8.49	$8.24	$7.96

Total return[2]	6.30%	(3.53)%	3.03%	4.16%	(14.64)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,532	$372	$760	$596	$320

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%	1.26%	1.30%	1.32%	1.23%
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.47%	2.77%	2.43%	2.13%	2.75%
After fees waived and expenses absorbed	3.83%	3.13%	2.83%	2.55%	3.08%

Portfolio turnover rate	26%	20%	22%	26%	4%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

49

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.47	$8.30	$7.91	$7.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.19	0.21	0.20	0.17	0.28
Net realized and unrealized gain (loss)	0.34	(0.83)	0.40	0.12	(1.95)
Total from investment operations	0.53	(0.62)	0.60	0.29	(1.67)

Less Distributions:
From net investment income	(0.19)	(0.21)	(0.21)	(0.22)	(0.28)
From net realized gain	-	-	-	-	(0.10)
Total distributions	(0.19)	(0.21)	(0.21)	(0.22)	(0.38)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.81	$7.47	$8.30	$7.91	$7.84

Total return[3]	7.10%	(7.54)%	7.68%	3.84%	(17.24)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,452	$53,161	$63,217	$60,375	$52,628

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%	1.66%	1.68%	1.78%	1.73%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.26%	2.48%	2.36%	1.92%	2.92%
After fees waived and expenses absorbed	2.41%	2.64%	2.54%	2.20%	3.16%

Portfolio turnover rate	15%	15%	6%	25%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

50

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.48	$8.30	$7.91	$7.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.20	0.23	0.22	0.19	0.31
Net realized and unrealized gain (loss)	0.34	(0.82)	0.40	0.12	(1.95)
Total from investment operations	0.54	(0.59)	0.62	0.31	(1.64)

Less Distributions:
From net investment income	(0.21)	(0.23)	(0.23)	(0.24)	(0.31)
From net realized gain	-	-	-	-	(0.10)
Total distributions	(0.21)	(0.23)	(0.23)	(0.24)	(0.41)
Net asset value, end of period	$7.81	$7.48	$8.30	$7.91	$7.84

Total return[2]	7.22%	(7.17)%	7.92%	4.09%	(17.03)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,108	$686	$2,306	$1,976	$1,849

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%	1.41%	1.43%	1.53%	1.48%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.51%	2.73%	2.61%	2.17%	3.17%
After fees waived and expenses absorbed	2.66%	2.89%	2.79%	2.45%	3.41%

Portfolio turnover rate	15%	15%	6%	25%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

51

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.72	$13.62	$11.80	$10.78	$13.06
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.03)	(0.03)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	1.38	(2.28)	2.01	1.18	(1.91)
Total from investment operations	1.35	(2.31)	1.98	1.16	(2.00)

Less Distributions:
From net realized gain	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)
Total distributions	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.97	$10.72	$13.62	$11.80	$10.78

Total return[3]	13.90%	(17.93)%	17.12%	10.93%	(15.50)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,051	$54,686	$70,768	$60,835	$21,643

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%	2.05%	2.18%	2.25%	2.71%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.62)%	(0.56)%	(0.69)%	(0.67)%	(1.69)%
After fees waived and expenses absorbed	(0.30)%	(0.26)%	(0.26)%	(0.17)%	(0.73)%

Portfolio turnover rate	45%	43%	34%	79%	52%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

52

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.88	$13.78	$11.91	$10.84	$13.11
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	- [2]	- [2]	0.01	(0.06)
Net realized and unrealized gain (loss)	1.41	(2.31)	2.03	1.20	(1.93)
Total from investment operations	1.40	(2.31)	2.03	1.21	(1.99)

Less Distributions:
From net realized gain	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)
Total distributions	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)
Net asset value, end of period	$11.18	$10.88	$13.78	$11.91	$10.84

Total return[3]	14.19%	(17.71)%	17.38%	11.33%	(15.36)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$999	$590	$565	$481	$532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.82%	1.80%	1.93%	2.00%	2.46%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.37)%	(0.31)%	(0.44)%	(0.42)%	(1.44)%
After fees waived and expenses absorbed	(0.05)%	(0.01)%	(0.01)%	0.08%	(0.48)%

Portfolio turnover rate	45%	43%	34%	79%	52%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

53

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.40	$8.87	$10.87	$6.11	$7.25
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.07)	(0.09)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	2.16	(1.17)	(0.35)[2]	4.79	(1.08)
Total from investment operations	2.10	(1.24)	(0.44)	4.76	(1.14)

Less Distributions:
From net investment income	-	(0.23)	(1.35)	-	-
From return of capital	-	-	(0.21)	-	-
Total distributions	-	(0.23)	(1.56)	-	-

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$9.50	$7.40	$8.87	$10.87	$6.11

Total return[4]	28.38%	(14.37)%	(2.97)%	77.91%	(15.72)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$102,004	$66,886	$75,006	$75,279	$39,294

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	1.52%[5]	1.57%[5]	1.57%[5]	1.64%[5]	1.77%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]	1.50%[5]	1.50%[5]	1.50%[5]
Ratio of net investment loss to average net assets
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(0.74)%	(0.91)%	(1.03)%	(0.49)%	(1.11)%
After fees waived and expenses absorbed	(0.72)%	(0.84)%	(0.96)%	(0.35)%	(0.84)%

Portfolio turnover rate	18%	21%	39%	21%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	The affiliate reimbursed the Fund $21,861 for losses on private placement security transactions. As of October 31, 2017, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[3]	Amount represents less than$0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2019. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

54

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period November 20, 2018* through October 31, 2019
Net asset value, beginning of period	$7.23
Income from Investment Operations:
Net investment loss[1]	(0.04)
Net realized and unrealized gain	2.33
Total from investment operations	2.29
Net asset value, end of period	$9.52

Total return[2]	31.67%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	1.27%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(0.53)%[4]
After fees waived and expenses absorbed	(0.51)%[4]

Portfolio turnover rate	18%[3]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

55

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

56

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

57

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2016 – 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

58

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

59

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

60

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

For the year ended October 31, 2019, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$68,048
International Bond Fund	140,069
International Dividend Income Fund	83,342
Emerging Markets Small Companies Fund	182,205
Gold Fund	21,817

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2019, the amount of these potentially recoverable expenses was $262,108, $468,572, $288,858, $663,233 and $125,210 for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2020	$107,366	$174,466	$107,841	$270,793	$51,173
2021	86,694	154,037	97,675	210,235	52,220
2022	68,048	140,069	83,342	182,205	21,817
Total	$262,108	$468,572	$288,858	$663,233	$125,210

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2019, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

61

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2019 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund $27,336 for losses on trading error by the Adviser during the fiscal year ended October 31, 2018. This amount is reported on the Fund’s Statements of Changes in Net Assets. This reimbursement had no impact to the Fund’s net asset value per share or total return.

Note 4 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$58,083,635	$44,308,162	$59,100,819	$52,688,025	$92,398,399

Gross unrealized appreciation	$7,903,288	$493,560	$5,115,786	$10,700,006	$29,955,084
Gross unrealized depreciation	(8,015,124)	(6,358,506)	(9,811,064)	(5,372,657)	(10,303,305)
Net unrealized appreciation (depreciation) on investments	$(111,836)	$(5,864,946)	$(4,695,278)	$5,327,349	$19,651,779

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

62

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$(225)	$225
International Bond Fund	(340,117)	340,117
International Dividend Income Fund	379	(379)
Emerging Markets Small Companies Fund	(241,041)	241,041
Gold Fund	(104,686)	104,686

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$65,685	$-	$14,230	$-	$-
Undistributed long-term gains	-	-	-	78,696	-
Tax accumulated earnings	65,685	-	14,230	78,696	-

Accumulated capital and other losses	$(20,776,323)	$(2,028,020)	$(11,393,927)	$(3,310,352)	$(15,308,195)
Unrealized appreciation (depreciation) on investments	(111,836)	(5,864,946)	(4,695,278)	5,327,349	19,651,779
Unrealized appreciation (depreciation) on foreign currency translations	(227)	(10,266)	1,157	(72)	229
Unrealized deferred compensation	(3,094)	(3,048)	(3,095)	(3,419)	(3,435)
Total accumulated earnings (deficit)	$(20,825,795)	$(7,906,280)	$(16,076,913)	$2,092,202	$4,340,378

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

63

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The tax character of distributions paid during the fiscal years ended October 31, 2019 and 2018 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2019	2018	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$717,401	$1,018,611	$541,659	$-	$1,335,628	$1,638,406
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	717,401	1,018,611	541,659	-	1,335,628	1,638,406
Return of Capital	-	-	-	-	-	-
Total distributions paid	$717,401	$1,018,611	$541,659	$-	$1,335,628	$1,638,406

	Emerging Markets Small Companies Fund		Gold Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$-	$-	$-	$1,913,546
Net long-term capital gains	5,702,346	3,097,999	-	-
Total taxable distributions	5,702,346	3,097,999	-	1,913,546
Return of Capital	-	-	-	-
Total distributions paid	$5,702,346	$3,097,999	$-	$1,913,546

At October 31, 2019, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$3,251,840	$17,524,483	$20,776,323
International Bond Fund	103,516	1,199,795	1,303,311
International Dividend Income Fund	3,273,674	8,120,253	11,393,927
Emerging Markets Small Companies Fund*	2,283,173	952,630	3,235,803
Gold Fund	952,481	14,075,119	15,027,600

* Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2019, the International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund utilized $163,879, $1,595,311 and $1,045,046 of their capital loss carryovers, respectively.

64

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

As of October 31, 2019, International Bond Fund, Emerging Markets Small Companies Fund and Gold Fund had qualified Late-Year Losses of $724,709, $74,549 and $280,595, which are deferred until fiscal year 2020 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended October 31, 2019 and 2018, redemption fees were as follows:

	Year Ended October 31, 2019	Year Ended October 31, 2018
International Value Fund	$165	$497
International Bond Fund	4	305
International Dividend Income Fund	466	126
Emerging Markets Small Companies Fund	345	6,431
Gold Fund	9,783	8,171

Note 6 – Investment Transactions

For the year ended October 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$7,770,748	$8,009,686
International Bond Fund	9,403,889	10,828,865
International Dividend Income Fund	7,645,501	9,564,914
Emerging Markets Small Companies Fund	24,785,415	31,569,542
Gold Fund	37,715,157	14,994,752

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2019, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

65

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

For the year ended October 31, 2019, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Funds’ assets carried at fair value:

66

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$18,206,919	$-	$-	$18,206,919
Communications	10,986,306	-	-	10,986,306
Consumer, Cyclical	3,206,860	-	-	3,206,860
Consumer, Non-cyclical	17,394,960	-	-	17,394,960
Energy	2,986,183	-	-	2,986,183
Technology	1,987,426	-	-	1,987,426
Short-Term Investments	3,203,145	-	-	3,203,145
Total Investments	$57,971,799	$-	$-	$57,971,799

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,528,231	-	2,528,231
Communications	-	1,390,053	-	1,390,053
Consumer, Non-cyclical	-	2,021,556	-	2,021,556
Diversified	-	747,960	-	747,960
Energy	-	-	-	-
Financial	-	2,617,290	-	2,617,290
Government	-	25,511,225	-	25,511,225
Utilities	-	316,754	-	316,754
Short-Term Investments	3,310,147	-	-	3,310,147
Total Investments	$3,310,147	$35,133,069	$-	$38,443,216

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$7,641,049	$-	$-	$7,641,049
Communications	12,125,562	-	-	12,125,562
Consumer, Cyclical	2,988,721	-	-	2,988,721
Consumer, Non-cyclical	18,260,185	-	-	18,260,185
Energy	4,591,533	-	-	4,591,533
Financial	3,358,861	-	-	3,358,861
Technology	1,781,228	-	-	1,781,228
Utilities	2,174,158	-	-	2,174,158
Short-Term Investments	1,484,244	-	-	1,484,244
Total Investments	$54,405,541	$-	$-	$54,405,541

67

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Basic Materials	$1,149,778	$1,299,901	$-	$2,449,679
Communications	-	2,875,114	-	2,875,114
Consumer, Cyclical	3,318,912	7,866,339	-	11,185,251
Consumer, Non-cyclical	3,347,317	10,853,882	-	14,201,199
Financial	7,450,772	1,645,634	-	9,096,406
Industrial	2,104,668	9,832,372	-	11,937,040
Technology	1,464,108	2,531,744	-	3,995,852
Short-Term Investments	2,274,833	-	-	2,274,833
Total Investments	$21,110,388	$36,904,986	$-	$58,015,374

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$48,041,642	$-	$-	$48,041,642
Royalty Companies	29,877,533	-	2,237,316	32,114,849
Precious Metals Developmental	2,408,168	-	104,715	2,512,883
Precious Metals Exploration	11,796,220	-	3,787,154	15,583,374
Silver: Exploration and Mining	8,820,266	-	-	8,820,266
Diversified Exploration and Mining	-	-	3,796	3,796
Gold Exploration	678,160	-	-	678,160
Exchange Traded Funds	1,347,200	-	-	1,347,200
Warrants
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	108,648	108,648
Royalty Companies	-	-	93,956	93,956
Short-Term Investments	2,745,404	-	-	2,745,404
Total Investments	$105,714,593	$-	$6,335,585	$112,050,178

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

68

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2018	$-	$-	$2,037,538	$555,415
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total realized gain/(loss)	-	-	(310,591)	-
Total unrealized appreciation/(depreciation)	-	-	303,044	(352,811)
Net purchases	-	-	4,686,780	-
Net sales	-	-	(583,790)	-
Balance as of October 31, 2019	$-	$-	$6,132,981	$202,604

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2019:

	Fair Value October 31, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	$202,604	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$6,132,981	Fair Value Pricing	Discount for lack of marketability	0% - 10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

69

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in written options contracts and warrants during the year ended October 31, 2019.

The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2019 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$202,604
Total		$202,604

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

	Gold Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$-	$105,388	$105,388
Total	$-	$105,388	$105,388

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$(352,811)	$105,388	$(247,423)
Total	$(352,811)	$105,388	$(247,423)

70

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2019 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Warrants	Average market value	$220,654
	Written option contracts	Average notional value	$24,000

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,753,012	$-	$(21,627)	$5,132	$-	$(1,232,789)	$503,728	$-
Midland Exploration, Inc.	4,165,844	131,596	-	-	-	(869,199)	3,428,241	-
Vista Gold Corp.	2,821,029	-	-	-	-	1,075,199	3,896,228	-
Metalla Royalty & Streaming Ltd.(1)	2,753,665	742,491	-	-	(2,099,996)	(1,396,160)	-	65,439
Total	$11,493,550

Evrim Resources Corp.(2)	4,049,750	348,444	-	-	(3,269,920)	137,634	1,265,908	-
Magna Gold Corp.(2)	-	624,773	-	-	-	(75,232)	549,541	-
Total				$5,132		$(2,635,815)	$9,643,646	$65,439

71

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	9,616,000	-	(138,000)	9,478,000
Midland Exploration, Inc.	5,173,900	201,500	-	5,375,400
Vista Gold Corp.	5,126,624	-	-	5,126,624
Metalla Royalty & Streaming Ltd.(1)	5,035,000	1,150,400	-	6,185,400
Total	24,951,524
Evrim Resources Corp.(2)	4,101,151	1,365,500		5,466,651
Magna Gold Corp.(2)	-	2,585,000	-	2,585,000
Total				34,217,075

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Note 13 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund declared the payment of a distribution to be paid, on December 10, 2019, to shareholders of record on December 9, 2019 as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Value Fund	Class A Shares	$	None	$	None	$0.03092
International Value Fund	Class I Shares		None		None	0.03535
International Dividend Income Fund	Class A Shares		None		None	0.03663
International Dividend Income Fund	Class I Shares		None		None	0.04163
Emerging Markets Small Companies Fund	Class A Shares		0.01509		None	None
Emerging Markets Small Companies Fund	Class I Shares		0.01509		None	None

72

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

As disclosed in a supplement to the Gold Fund’s prospectus and statement of additional information dated November 8, 2019, effective November 1, 2019, Global Strategic Management, d/b/a Adrian Day Asset Management no longer serves as sub-advisor to the Gold Fund. The Advisor continues to serve as the Gold Fund’s investment advisor and Adrian Day, chairman of the sub-advisor to the Gold Fund and portfolio manager of the Gold Fund, continues to be responsible for the day-to-day management of the Gold Fund’s portfolio in his capacity as an employee of the Advisor.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2019

74

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, designates income dividends of 100%, 0%, 100%, 0%, and 0%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2019.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2019, 22.49%, 0%, 12.93%, 0%, and 0% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund, designates $845,643 and $1,395,943, respectively, of income derived from foreign sources and $186,192 and $198,894, respectively, of foreign taxes paid for the fiscal year ended October 31, 2019.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2019, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1063	$0.0234
International Dividend Income Fund	$0.1998	$0.0285

Long-term Capital Gain

The EuroPac Merging Markets Small Companies Fund designates $5,702,346 as a 20% rate gain distribution for purposes of the dividends paid deduction.

75

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); and Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	5	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); and President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	5

Investment Managers Series Trust, a registered investment company (includes 59 portfolios),

361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

76

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); and Chairman, NICSA, an investment management trade association (1993 – 1996).	5	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014); and President, Investment Managers Series Trust (December 2007 - June 2014).	5

Investment Managers Series Trust, a registered investment company (includes 59 portfolios), Investment Managers Series Trust II, a registered investment company (includes 14 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

77

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; and Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	5

Investment Managers Series Trust, a registered investment company (includes 59 portfolios), Investment Managers Series Trust II, a registered investment company (includes 14 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014); and President, 361 Social Infrastructure Fund (December 2019 – present).	5	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.

78

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; and Treasurer, 361 Social Infrastructure Fund (December 2019 – present).

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016); and Vice President and Assistant Secretary, 361 Social Infrastructure Fund (December 2019 – present).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016

Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015); and Secretary, 361 Social Infrastructure Fund (December 2019 – present).

			N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

79

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

80

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,054.50	$9.07
Class I	1,000.00	1,055.80	7.78
Hypothetical (5% annual return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

81

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2019 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,009.50	$5.83
Class I	1,000.00	1,011.80	4.57
Hypothetical (5% annual return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	1,000.00	1,019.41	5.86
Class I	1,000.00	1,020.67	4.59

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,025.80	$7.66
Class I	1,000.00	1,025.80	6.39
Hypothetical (5% annual return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	1,000.00	1,017.64	7.63
Class I	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,021.40	$8.92
Class I	1,000.00	1,022.90	7.65
Hypothetical (5% annual return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	1,000.00	1,016.38	8.89
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

82

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2019 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,202.50	$8.30
Class I	1,000.00	1,203.50	7.77
Hypothetical (5% annual return before expenses)	5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	1,000.00	1,017.67	7.60
Class I	1,000.00	1,018.16	7.11

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

83

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners

180 Battery Street, Suite 400

Burlington, Vermont 05401

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$61,000	$77,250
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/9/2020